Commitments and Contingencies - Schedule of Operating Lease Commitments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Commitments And Contingencies Disclosure [Abstract]
2014	$ 676	4,091
2015	535	3,236
2016	227	1,376
2017	227	1,376
2018 and thereafter	454	2,751
Operating lease commitments due	$ 2,119	12,830